INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Allowance and reserves	$ 5,681	$ 2,935
Prepaid expense	93	95
Net operating loss carryforward	166,297	162,712
Tax credit carryforwards	6,881	5,660
Writedown/amortization of intangible assets and goodwill	1	15
Property, plant and equipment	815	4,147
Demo equipment income	74	4,588
Accrued warranties	12	25
Other	13,874	15,193
Total deferred tax assets	193,728	195,370
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(204)	(157)
Total deferred tax liabilities	(204)	(157)
Total net deferred tax assets	193,524	195,213
Less: Valuation allowance	(189,253)	(193,788)
Total net deferred tax assets	$ 4,271	$ 1,425